Capital Structure	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Capital Structure
Capital Structure
The following table provides a summary of the Company’s authorized and issued share capital as at December 31, 2019 and 2018:

	As at December 31, 2019		At December 31, 2018
	Number	$ in Thousands	Number	$ in Thousands
Authorized share capital:
Ordinary Shares $0.01 per share ( 2018 — 0.15144558¢ per share	70,000,000	700	969,629,030	1,469
Non-Voting Shares 0.15144558¢ per share	—	—	6,787,880	10
Preference Shares 0.15144558¢ per share	30,000,000	45	100,000,000	152
Total authorized share capital		745		1,631

Issued share capital:
Issued ordinary shares $0.01 per share ( 2018 — 0.15144558¢ per share	60,395,839	604	59,743,156	90
Issued 5.95% preference shares of 0.15144558¢ each with a liquidation preference of $25 per share	11,000,000	17	11,000,000	17
Issued 5.625% preference shares of 0.15144558¢ each with a liquidation preference of $25 per share	10,000,000	15	10,000,000	15
Issued 5.625% preference shares of 0.15144558¢ represented by depositary shares, each with a liquidation preference of $25 per share (1)	10,000	—	—	—
Total issued share capital		636		122

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(1)	Each depositary share represents a 1/1000th interest in a share of the 5.625% preference shares.

Additional paid-in capital as at December 31, 2019 was $1,201.7 million (December 31, 2018 — $967.5 million). Included within additional paid-in capital is the aggregate liquidation preferences of the Company’s preference shares of $775.0 million less issue costs of $21.5 million (December 31, 2018 — $525.0 million less issue costs of $13.1 million).

(a)    Ordinary Shares
The following table summarizes transactions in the Company’s ordinary shares during the years ended December 31, 2019 and 2018:

	Number of Ordinary Shares
	2019	2018
Ordinary shares of 0.015144558c per share
Ordinary shares in issue at the beginning of the year	59,743,156	59,474,085
Ordinary shares issued to employees under the 2013 share incentive plan and/or 2008 share purchase plan	144,269	229,318
Ordinary shares issued to non-employee directors	6,993	39,753
Ordinary shares canceled	(59,894,418)	—
Total ordinary shares of 0.015144558c per share in issue	—	59,743,156

Ordinary shares of $0.01 per share
New ordinary shares issued of $0.01 per share	60,395,839
Ordinary shares issued at the end of the year	60,395,839

Authorized and Issued Ordinary Shares. The Company’s authorized share capital after the Merger, is 745,434 divided into 70,000,000 ordinary shares of par value $0.01 and 30,000,000 preference shares of par value 0.15144558¢. Immediately prior to the effective time of the Merger, Parent held 60,395,839 of ordinary shares of Merger Sub, par value $0.01. Pursuant to the terms of the Merger Agreement, each common share of Merger Sub issued and outstanding immediately prior to the effective time of the Merger was canceled and converted into and became one duly authorized, validly issued, fully paid and non-assessable ordinary share, par value of $0.01, of the Company, as the surviving company. The Company’s ordinary shares were canceled and ceased trading on the NYSE upon completion of the Merger.
The Company did not acquire any ordinary shares for the twelve months ended December 31, 2019.
(b)    Preference Shares
Preference Shares Issuance. On May 2, 2013, we issued 11,000,000 5.950% Fixed-to-Floating Rate Perpetual Non-Cumulative Preference Shares, with a liquidation preference of $25 per share (the “5.950% Preference Shares”) for an aggregate amount of $275.0 million. Our 5.950% Preference Shares are listed on the NYSE under symbol “AHLPRC.”
On September 20, 2016, the Company issued 10,000,000 shares of 5.625% Perpetual Non-Cumulative Preference Shares (the “5.625% Preference Shares”). The 5.625% Preference Shares have a liquidation preference of $25 per share. Net proceeds were $293.2 million, consisting of $250.0 million of total liquidation preference less $8.7 million of issuance expenses. The Company used $133.2 million of the net proceeds from the offering to redeem all of the Company’s outstanding 7.401% Preference Shares (defined below) and the remainder were used in the redemption of the Company’s 7.250% Preference Shares (defined below) for $160.0 million. The 5.625% Preference Shares rank equally with preference shares previously issued by the Company and have no fixed maturity date. The Company may redeem all or a portion of the 5.625% Preference Shares at a redemption price of $25 per share on or after January 1, 2027. The 5.625% Preference Shares are listed on the NYSE under the symbol “AHL PRD”.
On August 13, 2019, the Company issued 10,000,000 Depositary Shares, each of which represents 1/1000th interest in a share of the newly designated 5.625% Perpetual Non-Cumulative Preference Shares (the “Depositary Shares”). The Depositary Shares have a liquidation preference of $25 per share. Net proceeds were $241.6 million, comprising $250.0 million of total liquidation preference less $8.4 million of issuance expenses. The Depositary Shares are listed on the NYSE under the symbol “AHL PRE”.
Preference Shares Redemption. On November 3, 2016, the Company issued a notice of redemption in connection with all of its issued and outstanding 7.401% Perpetual Non-Cumulative Preference Shares (the “7.401% Preference Shares”) (NYSE: AHLPRA). The redemption took place on January 3, 2017 and was conducted pursuant to the terms of the certificate of designation, dated November 15, 2006, governing the 7.401% Preference Shares. Each holder of a 7.401% Preference Share received $25 per 7.401% Preference Share, representing an aggregate amount of $133.2 million, plus all declared and unpaid dividends to the date of redemption.
On May 8, 2017, the Company issued a notice of redemption in connection with all of its issued and outstanding 7.250% Perpetual Non-Cumulative Preference Shares (the “7.250% Preference Shares”) (NYSE: AHLPRB). The redemption took place on July 3, 2017 and was conducted pursuant to the terms of the certificate of designation, dated April 11, 2012, governing the 7.250% Preference Shares. Each holder of a 7.250% Preference Share received $25 per 7.250% Preference Share, representing an aggregate amount of $160.0 million, plus all declared and unpaid dividends to the date of redemption.